Share-based Compensation Plans - Stock Options and SARs Outstanding and Exercisable (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2013
$23.69 - $28.48 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Exercise Prices, Vested and Expected to Vest, Exercise Price, Minimum	$ 21.15
Range of Exercise Prices, Vested and Expected to Vest, Exercise Price, Maximum	$ 28.46
Range of Exercise Prices, Options, Exercisable, Exercise Price, Minimum	$ 21.15
Range of Exercise Prices, Options, Exercisable, Exercise Price, Maximum	$ 28.46
$29.30 - $32.03 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Exercise Prices, Vested and Expected to Vest, Exercise Price, Minimum	$ 28.48
Range of Exercise Prices, Vested and Expected to Vest, Exercise Price, Maximum	$ 32.94
Range of Exercise Prices, Options, Exercisable, Exercise Price, Minimum	$ 28.48
Range of Exercise Prices, Options, Exercisable, Exercise Price, Maximum	$ 32.94
$32.85 - $43.83 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Exercise Prices, Vested and Expected to Vest, Exercise Price, Minimum	$ 33.14
Range of Exercise Prices, Vested and Expected to Vest, Exercise Price, Maximum	$ 43.83
Range of Exercise Prices, Options, Exercisable, Exercise Price, Minimum	$ 33.14
Range of Exercise Prices, Options, Exercisable, Exercise Price, Maximum	$ 43.83
$23.69 - $43.83 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Exercise Prices, Vested and Expected to Vest, Exercise Price, Minimum	$ 21.15
Range of Exercise Prices, Vested and Expected to Vest, Exercise Price, Maximum	$ 43.83
Range of Exercise Prices, Options, Exercisable, Exercise Price, Minimum	$ 21.15
Range of Exercise Prices, Options, Exercisable, Exercise Price, Maximum	$ 43.83
Stock Options and SARs [Member] | $23.69 - $28.48 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, Vested and Expected to Vest, Number Outstanding	802,260
Options, Vested and Expected to Vest, Weighted-average Remaining Contractual Life	2 years 1 month 14 days
Options, Vested and Expected to Vest, Weighted-average Exercise Price	$ 26.91
Options, Vested and Expected to Vest, Aggregate Intrinsic Value	$ 11,884
Options, Number Exercisable	802,260
Options, Weighted-average Remaining Contractual Life	2 years 1 month 14 days
Options, Weighted-average Exercise Price	$ 26.91
Options, Aggregate Intrinsic Value	11,884
Stock Options and SARs [Member] | $29.30 - $32.03 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, Vested and Expected to Vest, Number Outstanding	1,100,792
Options, Vested and Expected to Vest, Weighted-average Remaining Contractual Life	4 years 11 months 7 days
Options, Vested and Expected to Vest, Weighted-average Exercise Price	$ 31.39
Options, Vested and Expected to Vest, Aggregate Intrinsic Value	11,374
Options, Number Exercisable	262,185
Options, Weighted-average Remaining Contractual Life	1 year 1 month 17 days
Options, Weighted-average Exercise Price	$ 29.33
Options, Aggregate Intrinsic Value	3,248
Stock Options and SARs [Member] | $32.85 - $43.83 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, Vested and Expected to Vest, Number Outstanding	1,101,635
Options, Vested and Expected to Vest, Weighted-average Remaining Contractual Life	4 years 3 months 0 days
Options, Vested and Expected to Vest, Weighted-average Exercise Price	$ 34.76
Options, Vested and Expected to Vest, Aggregate Intrinsic Value	7,670
Options, Number Exercisable	1,101,635
Options, Weighted-average Remaining Contractual Life	4 years 3 months 0 days
Options, Weighted-average Exercise Price	$ 34.76
Options, Aggregate Intrinsic Value	7,670
Stock Options and SARs [Member] | $23.69 - $43.83 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, Vested and Expected to Vest, Number Outstanding	3,004,687
Options, Vested and Expected to Vest, Weighted-average Remaining Contractual Life	3 years 11 months 6 days
Options, Vested and Expected to Vest, Weighted-average Exercise Price	$ 31.43
Options, Vested and Expected to Vest, Aggregate Intrinsic Value	30,928
Options, Number Exercisable	2,166,080
Options, Weighted-average Remaining Contractual Life	3 years 0 months 30 days
Options, Weighted-average Exercise Price	$ 31.20
Options, Aggregate Intrinsic Value	$ 22,802